SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Depreciation Methods	straight-line method
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	1,242,416
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Depreciation Methods	straight-line method
Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	6 years 6 months
Property, Plant and Equipment, Useful Life	16 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years 6 months
Property, Plant and Equipment, Useful Life	3 years